SCHWAB INVESTMENTS
(the “Trust”)
SCHWAB TAX-FREE BOND FUNDS
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated November 15, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
The Prospectus is being revised to reflect the following changes:
REDUCTION OF MANAGEMENT FEES
Effective July 1, 2009, the management fees for each of the Schwab Tax-Free YieldPlus Fund and the Schwab California Tax-Free YieldPlus Fund have been reduced. Please see the new fee tables below.
CHANGE TO TRANSFER AGENT, ADOPTION OF SHAREHOLDER SERVICING PLAN AND RESULTING CHANGE TO THE FUNDS’ “OTHER EXPENSES”
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent for each of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
Additionally, effective July 1, 2009, the Trust has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Funds. The Plan enables each of the Funds, directly or indirectly through the Funds’ distributor, to bear expenses relating to the provision by service providers, including the distributor, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds.
The fees related to the Plan and the fees charged to the Funds by BFDS have resulted in an increase in each of the Fund’s “other expenses.” Please note, however, that any increase in a Fund’s “other expenses” will be offset (or partially offset with respect to the Schwab California Tax-Free YieldPlus Fund) by the agreement by Schwab and the investment adviser to maintain the Fund’s “net operating expenses” at the limit set forth in the fee tables below.

CHANGES TO SCHWAB TAX-FREE YIELDPLUS FUND – UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 6 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 6 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the fund’s total return.
Fee table (%)

Shareholder fees (% of transaction amount)

None
Annual operating expenses (% of average net assets)

Management fees*	0.30
Distribution (12b-1) fees	None
Other Expenses**	0.30

Total annual operating expenses	0.60
Less expense reduction	(0.11)

Net operating expenses***	0.49

*	Restated to reflect the current management fee for the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25%.

***	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
CHANGES TO SCHWAB TAX-FREE BOND FUND – UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 12 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 12 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the fund’s total return.
Fee table (%)

Shareholder fees (% of transaction amount)

None
Annual operating expenses (% of average net assets)

Management fees	0.30
Distribution (12b-1) fees	None
Other Expenses*	0.40

Total annual operating expenses	0.70
Less expense reduction	(0.21)

Net operating expenses**	0.49

*	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25%.

**	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
CHANGES TO SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND – UPDATED FEE TABLE AND EXAMPLE NUMBERS
As a result of the changes discussed above, the “Fund fees and expenses” Section and “Example” Section on Page 18 of the Prospectus are hereby deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

Shareholder fees (% of transaction amount)

None
Annual operating expenses (% of average net assets)

Management fees*	0.30
Distribution (12b-1) fees	None
Other Expenses**	0.28

Total annual operating expenses	0.58
Less expense reduction	(0.09)

Net operating expenses***	0.49

*	Restated to reflect the current management fee for the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25%.

***	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$50	$157	$274	$616

CHANGES TO SCHWAB CALIFORNIA TAX-FREE BOND FUND – UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 24 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 24 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

Shareholder fees (% of transaction amount)

None
Annual operating expenses (% of average net assets)

Management fees	0.30
Distribution (12b-1) fees	None
Other Expenses*	0.32

Total annual operating expenses	0.62
Less expense reduction	(0.13)

Net operating expenses**	0.49

*	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25%.

**	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48218 (07/09)

SCHWAB INVESTMENTS
Schwab Global Real Estate Fund
(the “Fund”)
Supplement dated June 28, 2009 to the
Prospectus dated June 28, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
1.	From June 28, 2009 through June 30, 2009, the “Fund fees and expenses” section and “Example” section of the Prospectus are deleted and replaced by the language below. Effective July 1, 2009, investors should refer to the “Fund fees and expenses” section and “Example” section of the Prospectus for current information regarding the Fund’s fees and expenses.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.90	0.90
Distribution (12b-1) fees	None	None
Other expenses	0.41	0.27

Total annual operating expenses	1.31	1.17
Less expense reduction	(0.26)	(0.12)

Net operating expenses**	1.05	1.05

*	Charged only on shares you sell or exchange 30 days or less after buying them. Redemption fees are paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.05% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$107	$334	$579	$1,283
Select Shares	$107	$334	$579	$1,283
2.	From June 28, 2009 through June 30, 2009, all references in the Prospectus to Boston Financial Data Services, Inc. (“BFDS”) as the “transfer agent” of the Fund shall be replaced with the term “sub-transfer agent”. Effective July 1, 2009, BFDS will become the transfer agent of the Fund, and investors should refer to the disclosure in the Prospectus for current information regarding BFDS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48219 (07/09)

SCHWAB INVESTMENTS
(the “Trust”)
SCHWAB BOND FUNDS
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Premier Income Fund
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated November 15, 2008,
as supplemented May 5, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes:
REDUCTION OF MANAGEMENT FEES
Effective July 1, 2009, the management fees for each of the Schwab YieldPlus Fund, Schwab GNMA Fund, Schwab Inflation Protected Fund and Schwab Premier Income Fund have been reduced. Please see the new fee tables below.
EXTENSION OF CONTRACTUAL NET OPERATING EXPENSE LIMIT
Effective July 1, 2009, Schwab and the investment adviser have agreed to maintain the “net operating expenses” of the Schwab Short-Term Bond Market Fund and the Schwab Total Bond Market Fund at 0.55% for so long as the investment adviser serves as adviser to such Funds. These net operating expense agreements may only be amended or terminated with the approval of these Funds’ Board of Trustees. Please see the new fee tables below. Prior to July 1, 2009, Schwab and the investment adviser agreed to maintain the “net operating expenses” of the Schwab Short-Term Bond Market Fund and the Schwab Total Bond Market Fund at 0.55% through 11/14/10.
CHANGE TO TRANSFER AGENT, ADOPTION OF SHAREHOLDER SERVICING PLAN AND RESULTING CHANGE TO THE FUNDS’ “OTHER EXPENSES”
Effective July 1, 2009, the Trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent for each of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
Effective July 1, 2009, the Trust has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Funds. The Plan enables each of the Funds, directly or indirectly through the Funds’ distributor, to bear expenses relating to the provision by service providers, including the distributor, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds.
The fees related to the Plan and the fees charged to the Funds by BFDS have resulted in an increase in each of the Fund’s “other expenses,” except for the Schwab Total Bond Market Fund. Please note, however, that any increase in a Fund’s “other expenses” will be offset by the agreement by Schwab and the investment adviser to maintain the Fund’s “net operating expenses” at the limit set forth in the fee tables below.
CHANGE TO DISTRIBUTION POLICY
Effective July 1, 2009, the Schwab Inflation Protected Fund’s distribution policy has been revised to allow the Fund to pay its dividends at the end of each calendar quarter. Currently, the Fund pays its dividends on the last business day of each month. Please see additional details below.
CHANGES TO SCHWAB YIELDPLUS FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 6 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 6 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 10, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.

Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees*	0.30	0.30
Distribution (12b-1) fees	None	None
Other Expenses**	0.75	0.75

Total annual operating expenses	1.05	1.05
Less expense reduction	(0.62)	(0.62)

Net operating expenses***	0.43	0.43

*	Restated to reflect the current management fee for the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25% for the Investor Shares and Select Shares.

***	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.43% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Schwab and the investment adviser have agreed to advance the fund certain litigation expenses to the extent necessary to maintain these expense limitations (excluding amounts paid in connection with judgments and settlements) in connection with certain legal matters. These advances are subject to repayment by the fund to Schwab and the investment adviser to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
CHANGES TO SCHWAB SHORT-TERM BOND MARKET FUND — UPDATED FEE TABLE AND EXAMPLE NUMBERS
As a result of the changes discussed above, the “Fund fees and expenses” Section and “Example” Section on Page 12 of the Prospectus are hereby deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the fund’s total return.
Fee table (%)

Shareholder fees (% of transaction amount)
None
Annual operating expenses (% of average net assets)

Management fees	0.29
Distribution (12b-1) fees	None
Other Expenses*	0.31

Total annual operating expenses	0.60
Less expense reduction	(0.05)

Net operating expenses**	0.55

*	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25%.

**	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
     Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$56	$176	$307	$689
CHANGES TO SCHWAB TOTAL BOND MARKET FUND — UPDATED FEE TABLE AND EXAMPLE NUMBERS
As a result of the changes discussed above, the “Fund fees and expenses” Section and “Example” Section on Page 17 of the Prospectus are hereby deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the fund’s total return.
Fee table (%)

Shareholder fees (% of transaction amount)
None
Annual operating expenses (% of average net assets)

Management fees	0.25
Distribution (12b-1) fees	None
Other Expenses*	0.30

Total annual operating expenses**	0.55

*	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25% .

**	Schwab and the investment adviser have agreed to limit the fund’s net operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Schwab and the investment adviser have agreed to advance the fund certain litigation expenses to the extent necessary to maintain these expense limitations (excluding amounts paid in connection with judgments and settlements) in connection with certain legal matters. These advances are subject to repayment by the fund to Schwab and the investment adviser to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$56	$176	$307	$689
CHANGES TO SCHWAB GNMA FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 22 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 22 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 10, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees*	0.30	0.30
Distribution (12b-1) fees	None	None
Other Expenses**	0.55	0.55

Total annual operating expenses	0.85	0.85
Less expense reduction	(0.30)	(0.30)

Net operating expenses***	0.55	0.55

*	Restated to reflect the current management fee for the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25% for Investor Shares and Select Shares.

***	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

CHANGES TO SCHWAB INFLATION PROTECTED FUND
1. Updated Fee Table
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 28 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 28 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 10, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees*	0.30	0.30
Distribution (12b-1) fees	None	None
Other Expenses**	0.35	0.35

Total annual operating expenses	0.65	0.65
Less expense reduction	(0.15)	(0.15)

Net operating expenses***	0.50	0.50

*	Restated to reflect the current management fee for the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25% for Investor Shares and Select Shares.

***	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.50% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
2. Change to Distribution Policy
Effective July 1, 2009, the Schwab Inflation Protected Fund’s distribution policy has been revised to allow the Fund to pay its dividends at the end of each calendar quarter. Currently, the Fund pays its dividends on the last business day of each month. Accordingly, the second paragraph of the “Distribution and taxes” section on Page 46 of the Prospectus is deleted and replaced in its entirety with the following:
As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each fund declares a dividend every business day, based on its determination of its net investment income with the exception of the Schwab Inflation Protected Fund, which declares a dividend at the end of each calendar quarter. Each fund pays its dividends on the last business day of each month, with the exception of the Schwab Inflation Protected Fund which pays its dividends at the end of each calendar quarter. The funds expect to pay any capital gain distributions in December of every year to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund’s capital gain distribution, if any, may be made available on the fund’s website: www.schwab.com/schwabfunds.

CHANGES TO SCHWAB PREMIER INCOME FUND — UPDATE FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 34 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 34 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 10, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select	Institutional
Shareholder fees (% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.30	0.30	0.30
Distribution (12b-1) fees	None	None	None
Other expenses***	0.35	0.35	0.35

Total annual operating expenses	0.65	0.65	0.65
Less expense reduction	(0.02)	(0.02)	(0.02)

Net operating expenses****	0.63	0.63	0.63

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.25% for Investor Shares, Select Shares and Institutional Shares.

****	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48217 (07/09)

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
(the “Trusts”)
SCHWAB EQUITY INDEX FUNDS
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
(the “Funds”)
Supplement dated July 1, 2009 to the
Prospectus dated February 28, 2009,
as supplemented May 5, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is being revised to reflect the following changes:
REDUCTION OF MANAGEMENT FEES
Effective July 1, 2009, the management fees of each of the Schwab S&P 500 Index Fund, Schwab Institutional Select® S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund have been reduced. Please see the new fee tables below.
CHANGE TO TRANSFER AGENT, ADOPTION OF SHAREHOLDER SERVICING PLAN AND RESULTING CHANGE TO THE FUNDS’ “OTHER EXPENSES”
Effective July 1, 2009, the Trusts have appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent for each of the Funds. Prior to July 1, 2009, BFDS served as the Funds’ sub-transfer agent. Accordingly, all references to “sub-transfer agent” in the Prospectus shall be deemed to refer solely to BFDS in its capacity as transfer agent.
Effective July 1, 2009, the Trusts have adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Funds. The Plan enables each of the Funds, directly or indirectly through the Funds’ distributor, to bear expenses relating to the provision by service providers, including the distributor, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds. Except with respect to the Select Shares of the Schwab 1000 Index Fund, the fees related to the Plan and the fees charged to the Funds by BFDS have resulted in a decrease in the Funds’ “other expenses.” The adoption of the Plan and the change in the transfer agent had no material effect on the “other expenses” of the Select Shares of the Schwab 1000 Index Fund.
CHANGE TO PRIMARY BENCHMARK INDEX NAME
The Schwab Total Stock Market Index Fund’s primary benchmark index, The Dow Jones Wilshire 5000 Composite IndexSM, recently changed its name to The Dow Jones U.S. Total Stock Market Index. Please see additional details below.
CHANGES TO SCHWAB S&P 500 INDEX FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 4 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 4 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about September 9, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares	eShares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.06	0.06	0.06
Distribution (12b-1) fees	None	None	None
Other Expenses***	0.05	0.05	0.05

Total annual operating expenses	0.11	0.11	0.11
Less expense reduction	(0.02)	(0.02)	(0.02)

Net operating expenses****	0.09	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.02%.

****	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
CHANGES TO SCHWAB INSTITUTIONAL SELECT S&P 500 FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 9 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 9 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the fund’s total return.
Fee table (%)

Shareholder fees (% of transaction amount)
Redemption fee*	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.06
Distribution (12b-1) fees	None
Other expenses***	0.05

Total annual operating expenses	0.11
Less expense reduction	(0.02)

Net operating expenses****	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.02%.

****	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

CHANGES TO SCHWAB 1000 INDEX FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 13 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 13 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about September 18, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.22	0.22
Distribution (12b-1) fees	None	None
Other Expenses**	0.12	0.12

Total annual operating expenses	0.34	0.34
Less expense reduction	(0.05)	(0.05)

Net operating expenses***	0.29	0.29

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.10%.

***	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
CHANGES TO SCHWAB SMALL-CAP INDEX FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 17 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 17 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 20, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.

Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.15	0.15
Distribution (12b-1) fees	None	None
Other Expenses***	0.05	0.05

Total annual operating expenses	0.20	0.20
Less expense reduction	(0.01)	(0.01)

Net operating expenses****	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.02%.

****	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
CHANGES TO SCHWAB TOTAL STOCK MARKET INDEX FUND
1. Changes to Fund Fees and Expenses
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 22 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 22 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about September 18, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.
Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.06	0.06
Distribution (12b-1) fees	None	None
Other Expenses***	0.06	0.06

Total annual operating expenses	0.12	0.12
Less expense reduction	(0.03)	(0.03)

Net operating expenses****	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.02%.

****	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
2. Change to Name of Primary Benchmark Index
The Fund’s primary benchmark index, The Dow Jones Wilshire 5000 Composite Index, recently changed its name to The Dow Jones U.S. Total Stock Market Index. Accordingly, the “Investment Objective” Section on Page 19 of the Prospectus is hereby deleted and replaced in its entirety with the following:
Investment Objective
The fund’s goal is to track the total return of the entire U.S. stock market, as measured by The Dow Jones U.S. Total Stock Market IndexSM.
Additionally, the footnote on Page 20 of the Prospectus is hereby deleted and replaced in its entirety with the following:
Index ownership — “Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund®, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such product.
CHANGES TO SCHWAB INTERNATIONAL INDEX FUND — UPDATED FEE TABLE
As a result of the changes discussed above, the “Fund fees and expenses” Section on Page 27 of the Prospectus is hereby deleted and replaced in its entirety with the language below. Please note that the numbers in the “Example” Section on Page 27 of the Prospectus have not changed.
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class. Please note that it is anticipated that on or about August 20, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.

Fee table (%)

	Investor	Select
Shareholder fees (% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees**	0.15	0.15
Distribution (12b-1) fees	None	None
Other Expenses***	0.08	0.08

Total annual operating expenses	0.23	0.23
Less expense reduction	(0.04)	(0.04)

Net operating expenses****	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Restated to reflect the current management fee for the fund.

***	Restated to reflect current fees and expenses. Other expenses include a shareholder servicing fee of 0.02%.

****	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG48321 (07/09)